Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables
Information regarding Trade and other payables was as follows:

As of June 30, 2024 and December 31, 2023	2024 $	2023 $
Trade payables	8,125	14,637
Accrued expenses	21,434	28,187
Liability for share-based awards	1,886	1,281
Other	1	3
Total trade and other payables	31,445	44,107